Martin Focused Value Fund

Supplement to the Prospectus and

Statement of Additional Information dated April 12, 2012

Supplement dated December 4, 2012

LOWER EXPENSE LIMITATION

Effective November 30, 2012, Martin Capital Management, LLC, the Fund's adviser, has contractually agreed to lower the Fund's expense cap, decreasing the amount of total annual fund operating expenses paid by Fund shareholders.

To reflect this new lower expense cap, the "Annual Fund Operating Expenses" table found in the "Summary Section" of the Fund's Prospectus is restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	NONE	0.25%
Other Expenses(1)	1.23%	1.38%

Total Annual Fund Operating Expenses	2.13%	2.53%
Fee Waiver/Expense Reimbursement(2)	-1.14%	-1.14%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.99%	1.39%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
(2)	Restated to reflect the new, lower expense cap effective November 30, 2012. The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through June 30, 2015 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; Retail Class 12b-1 and administrative services fees and extraordinary litigation expenses) do not exceed 0.99% of the Fund's average daily net assets, subject to repayment within three fiscal years if the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated except by the Board of Trustees.

The following table replaces the "Expense Example" table found in the "Summary Section" of the Fund's Prospectus:

	One Year	Three Years
Institutional Class	$101	$315

Retail Class	$142	$440